Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Detailed Information About Loans Outstanding

Long-term borrowings as at December 31, 2018, 2017 and January 1, 2017 consist of the following:

	31/12/18	31/12/17	01/01/17
0.74% long-term debt payable in annual installments with final payment due April 2018	—	520	1,035
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019	6,631	7,533	8,838
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019	893	2,186	3,426
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019	2,500	3,500	4,500
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020	83	123	162
3-months Euribor (360) plus a 3,5% spread long-term debt with final payment due March 2022	1,625	2,063	—
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022	628	824	—
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022	1,583	1,968	—
2.3% long-term debt with final payment due June 2025	7,000	7,000	—

Total long-term debt	20,943	25,717	17,961
Less current installments	(10,582)	(4,840)	(11,632)

Long-term borrowings, excluding current installments	10,361	20,877	6,329